Investment In Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet
	Navios Containers
	December 31, 2018	December 31, 2017
Balance Sheet
Cash and cash equivalents, including restricted cash	$ 18,892	$ 14,501
Current assets	6,245	6,870
Non-current assets	388,390	245,440
Current liabilities	19,758	7,060
Long-term debt including current portion, net	133,196	119,033
Non-current liabilities	78,100	—

Financial information of affiliate companies, income statement
Navios Containers
	Year ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Income Statement
Revenue	$ 133,921	$ 39,188
Net income	$ 12,700	$ 2,638